Financial assets and financial liabilities - Financial assets (Details) - At amortized cost - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	R$ 475,122	R$ 723,170
Current	469,189	716,246
Non-current	5,933	6,924
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	75,587	85,930
Short-term investments
Disclosure of financial assets [line items]
Financial assets	253,042	515,201
Trade receivable
Disclosure of financial assets [line items]
Financial assets	R$ 146,493	R$ 122,039